Significant Accounting Policies - Treasury stock (Details) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 31, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies
Share repurchase authorized amount		$ 2,000,000.0
Share repurchase aggregate (in ADS)	100	120,448		121,030
Number of ADSs repurchased					139,500,000
Value of shares repurchased	$ 1,000	$ 852,000	$ 3,496,000	$ 3,142
Average price	$ 9.50	$ 7.08	$ 25.06	$ 25.96